Santo Mining Corp. - Statements of Cash Flows - Unaudited (USD $)	9 Months Ended		46 Months Ended
	Apr. 30, 2013 Scenario, Actual [Member]	Apr. 30, 2012 Scenario, Plan [Member]	Apr. 30, 2013 Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (558,647)	$ (75,849)	$ (840,203)
Amortization expense	405	794	1,745
Share-based compensation	167,132		213,799
Amortization of debt discount	379		379
Change in fair value of derivative liability	(212)		(212)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	78,223	2,266	124,395
Net cash used in operating activities	(312,720)	(72,789)	(500,097)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deposits on mineral claims	(106,247)		(106,247)
Loan to related party		(42,537)
Purchase of mineral claims	(29,523)		(106,119)
Payments for website	(210)		(5,090)
Net cash used in investing activities	(135,980)	(42,537)	(217,456)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	390,200	150,000	630,150
Proceeds from issuance of convertible note	53,000		53,000
Proceeds from related party payable		43,744	79,696
Net cash provided by financing activities	443,200	193,744	762,846
Net change in cash	(5,500)	78,418	45,293
Cash, beginning of period	50,793	2,187
Cash, end of period	45,293	80,605	45,293
SUPPLEMENTAL CASH FLOWS DISCLOSURES:
Interest paid			4
Income taxes paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claims	6,654		10,796
Fair value of derivative liability	7,102		7,102
Liability accrued for purchase of mineral claims	70,000		70,000
Shares issued for purchase of mineral claims	$ 392,400		$ 392,400
Shares issued for prepaid expenses (in Shares)	103,500		103,500